Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
List Of Accounting Policies [Abstract]
Impact of new standards, amendments, and interpretations not yet effective
Certain new accounting standards and interpretations have been published that are not mandatory for the March 31, 2018 reporting period and have not been early adopted by the Group in fiscal 2018. The effect of adopting IFRS 9, IFRS 15 and IFRS 16 is set out below.
Management is in the final stages of its project to adopt IFRS 9, IFRS 15 and IFRS 16 and as such the figures mentioned below represent our current expectations of the impact from these standards.

Standards and amendments	Executive summary
IFRS 9 Financial Instruments (“IFRS 9”)
IFRS 9 addresses classification and measurement of financial assets and replaces the multiple classification and measurement models in IAS 39 Financial Instruments: Recognition and Measurement with a single model that has only two classification categories: amortized cost and fair value. IFRS 9 also introduces a new impairment model and aligns hedge accounting more closely with an entity’s risk management.

The standard is effective for the Group from April 1, 2018.

The most relevant change to the Group is the requirement to use an expected loss model instead of the incurred loss model, which is currently being used, when assessing the recoverability of trade and other receivables. Based on the expected loss model contained in IFRS 9, the expected increase in the provision for doubtful debts at April 1, 2018 is between R2.0 million and R4.0 million.

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
IFRS 15 replaces IAS 18 Revenue and IAS 11 Construction Contracts. It is a single, comprehensive revenue recognition model for all contracts with customers and has the objective of achieving greater consistency in the recognition and presentation of revenue. In terms of the new standard, revenue is recognized based on the satisfaction of performance obligations, which occurs when control of goods or services transfers to a customer.

The revenue standard is effective for annual periods beginning on or after January 1, 2018 and therefore is applicable for the Group from April 1, 2018.

The standard permits a modified retrospective cumulative catch-up approach for the adoption, which the Group has decided to apply. Under this approach the Group will recognize transitional adjustments in retained earnings on the date of initial application (i.e. April 1, 2018), without restating the comparative period. Under the practical expedient, the new requirements only need to be applied to contracts that are not completed as of April 1, 2018.

The Group has assessed the impact of applying IFRS 15 on its financial statements and has identified the following areas that will be affected:

Costs incurred in obtaining a contract:

Commissions incurred to acquire contracts need to be capitalized and amortized, unless the amortization period is 12 months or less. Currently, the Group expenses commissions. Under IFRS 15, the amortization expense reflects the settlement of the related performance obligations, which, depending on the specific contract, may include hardware, installation, training and/or service. To the extent commission capitalized is commensurate, the commission attributable to service will be amortized over the minimum contractual period or, if shorter, the expected life of the contract. To the extent it is not commensurate, the commission capitalized that is attributable to service will be amortized over the expected life of the contract.

The expected impact on the Group at April 1, 2018 is as follows:
— Capitalized commission asset with a net book value of between R43.0 million and
     R48.0 million; and
— Additional recurring commission liability of between R6.0 million and R8.0 million.

Recurring commission is commission which is payable for each month the customer remains with the Group. Since the commission relates to acquiring a customer contract, as part of the adoption of IFRS 15, a recurring commission liability will be recognized at the date on which the contract is acquired. The measurement will reflect the total commission payable over the minimum contractual period or, if shorter, the expected life of the contract, together with the effect of the time value of money, where significant. Under current accounting the recurring commissions are accrued for on a monthly basis.

Amortization expense of external commissions capitalized under IFRS 15 will be recognized in cost of sales, while that of internal commissions will be recognized in sales and marketing costs. Commissions not capitalized under the 12-month practical expedient will also be classified in the same manner. This is in line with the current income statement presentation of the commission expense. The impact of IFRS 15 on both cost of sales and sales and marketing costs for fiscal 2019 is not expected to be material based on current forecasts.

Standards and amendments	Executive summary
IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
Significant financing:

In respect of contracts for which the Group receives payment more than 12 months in advance, interest expense will need to be accrued on the income received in advance liability. This will result in the revenue being measured at a higher amount when it is recognized, compared to current accounting.

At April 1, 2018, it is expected that the income received in advance liability (which will be disclosed as ‘liabilities related to contracts with customers’) will be between R1.0 million and R3.0 million higher than the balance at March 31, 2018.

Fixed escalations:

Fixed escalations will need to be spread evenly over the contract period resulting in the related revenue being different to what is actually billed. In the earlier part of the contract, revenue will be higher than the amount billed, while in the latter part it will be lower. Currently, the Group recognizes the increase in revenue due to fixed escalations only once the escalations are effective.

A contract asset of between R1.0 million and R2.0 million is expected to be recognized on April 1, 2018, reflecting the amount by which revenue should have been higher under IFRS 15 in periods prior to March 31, 2018 as a result of straight-lining the fixed escalations.

IFRS 16 Leases (“IFRS 16”)
IFRS 16 replaces IAS 17 Leases and addresses the accounting and disclosures for leases.

The standard provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for all leases, unless the lease term is 12 months or less or the underlying asset is a low-value asset. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting remaining substantially unchanged from its predecessor, IAS 17.

IFRS 16 applies to annual reporting periods beginning on or after January 1, 2019, but can be early adopted. Given that the Group will be applying IFRS 15 from April 1, 2018, the Group decided to also adopt IFRS 16 from this date.

The Group has chosen to apply the ‘simplified approach’ on adoption of IFRS 16 that includes certain relief related to the measurement of the right-of-use asset and the lease liability at April 1, 2018, rather than full retrospective application. Furthermore, the ‘simplified approach’ does not require a restatement of comparatives.

The Group leases land and buildings, office equipment and vehicles which are currently treated as operating leases.

The expected impact on the Group at April 1, 2018 is as follows:

  — Right-of-use asset with a net book value of between R29.0 million and R32.0 million; and
  — Lease liability (net of accruals/prepayments already recognized) of between R31.0 million and R35.0 million.

Summary of the expected impact at April 1, 2018 of adopting IFRS 9, IFRS 15 and IFRS 16:

IFRS 9 assets	(R2.0 million to R4.0 million)
IFRS 15 assets	R44.0 million to R50.0 million
IFRS 16 assets	R29.0 million to R32.0 million
Total assets	R71.0 million to R78.0 million

IFRS 15 liabilities	R7.0 million to R11.0 million
IFRS 16 liabilities	R31.0 million to R35.0 million
Deferred tax liabilities	R6.0 million to R10.0 million
Total liabilities	R44.0 million to R56.0 million

Net increase in retained income	R22.0 million to R27.0 million

Summary of the expected impact on fiscal 2019 results of adopting IFRS 9, IFRS 15 & IFRS 16:
The impact on profit after tax for fiscal 2019 is not expected to be material.

Estimated useful lives used in calculation of depreciation on assets
Depreciation on other assets is calculated using the straight-line method to reduce their cost to their residual values over their estimated useful life, as follows:

Property: Buildings	50 years
Plant and equipment	3 — 20 years
Motor vehicles	3 — 7 years
Other: Furniture, fittings and equipment	1 — 10 years
Computer and radio equipment	2 — 6 years
In-vehicle devices installed	1 — 5 years

	March 31, 2018 R’000	March 31, 2017 R’000

Non-current assets
Property, plant and equipment	334,038	294,120
Current assets
Assets classified as held for sale	17,058	—
Total property, plant and equipment	351,096	294,120

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total owned R’000

At April 1, 2016
Cost	22,288	51,474	65,160	61,989	216,862	417,773
Accumulated depreciation and impairments	(4,324)	(33,759)	(51,186)	(387)	(92,533)	(182,189)
Net book amount	17,964	17,715	13,974	61,602	124,329	235,584

Year ended March 31, 2017
Opening net book amount	17,964	17,715	13,974	61,602	124,329	235,584
Additions	—	4,712	6,698	158,600	—	170,010
Transfers	—	—	—	(161,532)	161,532	—
Reversal of impairment (notes 5, 23, 29, 31.2)	—	—	—	—	791	791
Disposals*	—	(181)	(80)	—	(370)	(631)
Depreciation charge (notes 5, 23, 31.2)	(453)	(6,759)	(7,785)	—	(83,511)	(98,508)
Currency translation differences	—	(616)	(487)	(3,200)	(8,823)	(13,126)
Closing net book amount	17,511	14,871	12,320	55,470	193,948	294,120

At March 31, 2017
Cost	22,288	48,186	58,048	55,470	333,057	517,049
Accumulated depreciation and impairments	(4,777)	(33,315)	(45,728)	—	(139,109)	(222,929)
Net book amount	17,511	14,871	12,320	55,470	193,948	294,120

Year ended March 31, 2018
Opening net book amount	17,511	14,871	12,320	55,470	193,948	294,120
Additions	—	4,090	4,630	229,528	—	238,248
Transfers	—	(613)	613	(232,050)	232,050	—
Assets classified as held for sale	(17,058)	—	—	—	—	(17,058)
Impairment (notes 5, 23, 29, 31.2)	—	(6)	(3)	—	—	(9)
Disposals**	—	(606)	(165)	—	(1,165)	(1,936)
Depreciation charge (notes 5, 23, 31.2)	(453)	(5,237)	(6,772)	—	(139,483)	(151,945)
Currency translation differences	—	(280)	(253)	(2,777)	(24,072)	(27,382)
Closing net book amount	—	12,219	10,370	50,171	261,278	334,038

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total owned R’000

Year ended March 31, 2018
Cost	—	47,066	46,735	50,171	470,545	614,517
Accumulated depreciation and impairments	—	(34,847)	(36,365)	—	(209,267)	(280,479)
Net book amount	—	12,219	10,370	50,171	261,278	334,038

* The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2017 included R5.2 million relating to plant, equipment, vehicles and other, R10.1 million relating to computer and radio equipment and R31.9 million relating to in-vehicle devices installed.

** The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2018 included R1.2 million relating to plant, equipment, vehicles and other, R14.7 million relating to computer and radio equipment and R63.9 million relating to in-vehicle devices installed.